Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenues	$ 51,584		$ 54,657		$ 61,035	[1],[2]
Biopharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	47,878		51,214		57,747	[1]
Biopharmaceutical [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	4,595		4,158		3,693	[1]
Biopharmaceutical [Member] | Prevnar family [Member]
Revenue from External Customer [Line Items]
Revenues	3,974		4,117		4,145	[1]
Biopharmaceutical [Member] | Enbrel (Outside the U.S. and Canada) [Member]
Revenue from External Customer [Line Items]
Revenues	3,774		3,737		3,666	[1]
Biopharmaceutical [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues	2,918		2,719		2,523	[1]
Biopharmaceutical [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues	2,315	[3]	3,948	[3]	9,577	[1],[3]
Biopharmaceutical [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	1,881		2,051		1,981	[1]
Biopharmaceutical [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues	1,353		1,345		1,283	[1]
Biopharmaceutical [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues	1,229		1,349		1,445	[1]
Biopharmaceutical [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues	1,204		1,236		1,187	[1]
Biopharmaceutical [Member] | Premarin Family [Member]
Revenue from External Customer [Line Items]
Revenues	1,092		1,073		1,013	[1]
Biopharmaceutical [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues	832		775		693	[1]
Biopharmaceutical [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues	775		754		747	[1]
Biopharmaceutical [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues	772		832		889	[1]
Biopharmaceutical [Member] | Pristiq [Member]
Revenue from External Customer [Line Items]
Revenues	698		630		577	[1]
Biopharmaceutical [Member] | Chantix / Champix [Member]
Revenue from External Customer [Line Items]
Revenues	648		670		720	[1]
Biopharmaceutical [Member] | ReFacto AF/ Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues	602		584		506	[1]
Biopharmaceutical [Member] | Xalatan / Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues	589		806		1,250	[1]
Biopharmaceutical [Member] | Detrol / Detrol LA [Member]
Revenue from External Customer [Line Items]
Revenues	562		761		883	[1]
Biopharmaceutical [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues	469		541		573	[1]
Biopharmaceutical [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues	464		523		510	[1]
Biopharmaceutical [Member] | Effexor [Member]
Revenue from External Customer [Line Items]
Revenues	440		425		678	[1]
Biopharmaceutical [Member] | Zosyn / Tazocin [Member]
Revenue from External Customer [Line Items]
Revenues	395		484		636	[1]
Biopharmaceutical [Member] | Zithromax / Zmax [Member]
Revenue from External Customer [Line Items]
Revenues	387		435		453	[1]
Biopharmaceutical [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues	359		381		382	[1]
Biopharmaceutical [Member] | Relpax [Member]
Revenue from External Customer [Line Items]
Revenues	359		368		341	[1]
Biopharmaceutical [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues	358		335		298	[1]
Biopharmaceutical [Member] | Rapamune [Member]
Revenue from External Customer [Line Items]
Revenues	350		346		372	[1]
Biopharmaceutical [Member] | Inlyta [Member]
Revenue from External Customer [Line Items]
Revenues	319		100		0	[1]
Biopharmaceutical [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues	309		262		218	[1]
Biopharmaceutical [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues	307		534		535	[1]
Biopharmaceutical [Member] | Cardura [Member]
Revenue from External Customer [Line Items]
Revenues	296		338		380	[1]
Biopharmaceutical [Member] | Xalkori [Member]
Revenue from External Customer [Line Items]
Revenues	282		123		16	[1]
Biopharmaceutical [Member] | Xanax/Xanax XR [Member]
Revenue from External Customer [Line Items]
Revenues	276		274		306	[1]
Biopharmaceutical [Member] | Diflucan [Member]
Revenue from External Customer [Line Items]
Revenues	242		259		265	[1]
Biopharmaceutical [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues	236		207		187	[1]
Biopharmaceutical [Member] | Aricept [Member]
Revenue from External Customer [Line Items]
Revenues	235	[4]	326	[4]	450	[1],[4]
Biopharmaceutical [Member] | Inspra [Member]
Revenue from External Customer [Line Items]
Revenues	233		214		195	[1]
Biopharmaceutical [Member] | Caduet [Member]
Revenue from External Customer [Line Items]
Revenues	223		258		538	[1]
Biopharmaceutical [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues	217		197		183	[1]
Biopharmaceutical [Member] | Neurontin [Member]
Revenue from External Customer [Line Items]
Revenues	216		235		289	[1]
Biopharmaceutical [Member] | Unasyn [Member]
Revenue from External Customer [Line Items]
Revenues	212		228		231	[1]
Biopharmaceutical [Member] | B M P 2 [Member]
Revenue from External Customer [Line Items]
Revenues	209		263		340	[1]
Biopharmaceutical [Member] | Geodon [Member]
Revenue from External Customer [Line Items]
Revenues	194		353		1,022	[1]
Biopharmaceutical [Member] | Depo-Provera [Member]
Revenue from External Customer [Line Items]
Revenues	191		148		139	[1]
Biopharmaceutical [Member] | Aromasin [Member]
Revenue from External Customer [Line Items]
Revenues	185		210		361	[1]
Biopharmaceutical [Member] | Xeljanz [Member]
Revenue from External Customer [Line Items]
Revenues	114		6		0	[1]
Biopharmaceutical [Member] | Alliance revenues [Member]
Revenue from External Customer [Line Items]
Revenues	2,628	[5]	3,492	[5]	3,630	[1],[5]
Biopharmaceutical [Member] | All Other Biopharmaceutical Products [Member]
Revenue from External Customer [Line Items]
Revenues	7,360		7,804		7,441	[1]
Other products [Member] | Consumer Healthcare [Member]
Revenue from External Customer [Line Items]
Revenues	3,342		3,212		3,028	[1]
Other products [Member] | Other [Member]
Revenue from External Customer [Line Items]
Revenues	$ 364	[6]	$ 231	[6]	$ 260	[1],[6]

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[3]	Lipitor lost exclusivity in Australia in April 2012, most of developed Europe in March and May 2012, the U.S. in November 2011 and various other major markets in 2011 and 2012. This loss of exclusivity reduced branded worldwide revenues by $1.7 billion in 2013, in comparison with 2012, and reduced branded worldwide revenues by $5.6 billion in 2012, in comparison with 2011.
[4]	Represents direct sales under license agreement with Eisai Co., Ltd.
[5]	Includes Enbrel (in the U.S. and Canada through October 31, 2013), Spiriva, Rebif, Aricept and Eliquis.
[6]	Other represents revenues generated from Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales organization, and includes, in 2013, the revenues related to our transitional manufacturing and supply agreements with Zoetis.